Condensed Financial Information of DHT Holdings, Inc. (parent company only) (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Condensed Statement of Financial Position
Condensed Statement of Financial Position

	December 31,	December 31,
(Dollars in thousands)	2024	2023
ASSETS
Current assets
Cash and cash equivalents	$18,573	$8,912
Accounts receivable and prepaid expenses	580	644
Amounts due from related parties	89,976	49,368
Total current assets	$109,129	$58,924

Investments in subsidiaries	$757,671	$722,671
Total non-current assets	$757,671	$722,671

Total assets	$866,800	$781,595

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$324	$1,059
Total current liabilities	$324	$1,059

Stockholders’ equity
Stock	$1,600	$1,610
Paid-in additional capital	1,170,915	1,180,315
Accumulated deficit	(306,039)	(401,389)
Total stockholders’ equity	$866,476	$780,536

Total liabilities and stockholders’ equity	$866,800	$781,595

Condensed Income Statement
Condensed Income Statement

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022

Impairment charge	$(999)	$(699)	$(1,234)
Dividend income	275,400	119,514	77,820
General and administrative expense	(18,566)	(17,651)	(17,704)
Operating income/(loss)	$255,835	$101,164	$58,881

Interest income	$938	$9,114	$18,823
Other financial (expense)/income	(27)	(72)	(141)
Profit/(loss) for the year	$256,746	$110,206	$77,563

Condensed Statement of Comprehensive Income
Condensed Statement of Comprehensive Income

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022
Profit/(loss) for the year	$256,746	$110,206	$77,563
Total comprehensive income/(loss) for the period	$256,746	$110,206	$77,563
Attributable to the owners	$256,746	$110,206	$77,563

Condensed Statement of Cash Flow
Condensed Statement of Cash Flow

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022

Cash flows from operating activities
Profit/(loss) for the year	$256,746	$110,206	$77,563
Items included in net income not affecting cash flows:
Impairment charge	999	699	1,234
Compensation related to options and restricted stock	2,786	2,168	3,013
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	64	105	(675)
Accounts payable and accrued expenses	(735)	858	(246)
Amounts due to related parties	(75,608)	10,574	(69,740)
Net cash provided by operating activities	$184,252	$124,611	$11,150

Cash flows from investing activities
Investments in subsidiaries	$-	$-	$(395)
Loan to subsidiaries	$-	$60,180	$47,744
Net cash provided by investing activities	$-	$60,180	$47,349

Cash flows from financing activities
Cash dividends paid	$(161,396)	$(186,672)	$(19,679)
Purchase of treasury shares	(13,196)	(18,808)	(24,758)
Net cash used in financing activities	$(174,591)	$(205,480)	$(44,436)

Net increase/(decrease) in cash and cash equivalents	$9,661	$(20,689)	$14,062
Cash and cash equivalents at beginning of period	8,912	29,601	15,539
Cash and cash equivalents at end of period	$18,573	$8,912	$29,601

Profit/(Loss) Reconciliation
Profit/(loss) reconciliation

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022

Profit/(loss) of the parent company only under cost method of accounting	$256,746	$110,206	$77,563
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(75,356)	50,716	(16,107)
Profit/(loss) of the parent company only under equity method of accounting	$181,390	$160,922	$61,456

Equity Reconciliation
Equity reconciliation

	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022

Equity of the parent company only under cost method of accounting	$866,476	$780,536	$872,943
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	269,861	345,217	294,501
Equity of the parent company only under equity method of accounting	$1,136,337	$1,125,753	$1,167,444